Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2024 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Expense Example:
1 year	$ 523
3 years	1,427
5 years	2,443
10 years	4,977
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Expense Example:
1 year	329
3 years	1,260
5 years	2,394
10 years	5,046
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Expense Example:
1 year	128
3 years	970
5 years	1,937
10 years	4,394
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Expense Example:
1 year	113
3 years	939
5 years	1,895
10 years	4,329
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Expense Example:
1 year	720
3 years	1,569
5 years	2,534
10 years	$ 4,956